AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 95.7%
Virginia – 70.5%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$	369	$356,305
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045		4,000	3,732,008
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)		585	588,521
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046		4,000	4,133,241
City of Richmond VA Public Utility Revenue Series 2013-A 5.00%, 01/15/2029 (Pre-refunded/ETM)		1,970	1,989,799
Series 2016 5.00%, 01/15/2030		4,000	4,291,584
5.00%, 01/15/2034		5,000	5,336,201
County of Arlington VA Series 2020-A 4.00%, 08/01/2038		5,190	5,331,148
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029		2,955	3,028,283
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026		1,000	978,711
Fairfax County Economic Development Authority Series 2014-A 5.00%, 10/01/2034 (Pre-refunded/ETM)		1,000	1,052,909
Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)		2,000	2,106,881
Series 2016-A 5.00%, 10/01/2042 (Pre-refunded/ETM)		1,200	1,279,983
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044		2,000	2,049,863
Series 2018-A 4.00%, 05/15/2048		1,500	1,438,725
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040		2,570	2,584,632
4.00%, 04/01/2043		2,875	2,894,161
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)		3,000	3,172,744
5.00%, 06/15/2031 (Pre-refunded/ETM)		2,000	2,115,162

	Principal Amount (000)		U.S. $ Value

Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	$	3,000	$2,935,260
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033		3,550	3,908,872
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035 (Pre-refunded/ETM)		4,000	4,489,228
Series 2021-A 5.00%, 07/01/2026		5,000	5,443,384
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)		1,000	1,004,171
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037		765	796,062
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047		1,000	1,055,680
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050		1,575	1,219,443
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031		1,500	1,413,390
Loudoun County Economic Development Authority (Howard Hughes Medical Institute) Series 2022 4.00%, 10/01/2052(b)		2,500	2,380,926
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047		1,750	1,783,103
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043		2,870	3,035,076
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)		2,200	2,209,726
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)		980	918,227
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035		1,750	1,868,613

	Principal Amount (000)		U.S. $ Value

Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	$	1,000	$985,022
4.00%, 07/01/2038		1,550	1,522,860
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033		1,125	1,188,596
5.00%, 09/01/2038		1,535	1,601,027
5.00%, 09/01/2043		1,000	1,031,460
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046		1,265	988,463
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 5.00%, 12/01/2039		1,000	1,048,840
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031		1,000	992,143
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		2,400	2,400,035
Virginia College Building Authority Series 2021 4.00%, 06/01/2036		1,000	945,141
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,000	1,004,775
Series 2015-A 5.00%, 07/01/2030(a)		1,615	1,646,026
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037		9,140	7,971,920
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046		2,000	2,078,859
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035		2,000	2,108,762
5.00%, 07/01/2036		4,160	4,379,714
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026		20	20,042
Series 2016-C 4.00%, 11/01/2034		2,000	2,055,139
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025		4,000	4,114,795

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 01/01/2036	$	5,000	$5,279,345
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049		3,500	3,325,427
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)		1,000	994,525
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2039		5,000	4,698,550
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029		4,125	4,346,840
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049		430	437,716
5.00%, 12/31/2052		3,350	3,405,745
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051		1,500	1,344,446
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034		2,000	2,106,009
5.00%, 01/01/2035		1,500	1,576,763

			148,521,007

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		420	483,775

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		200	215,221
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		705	743,649

			958,870

	Principal Amount (000)		U.S. $ Value

District of Columbia – 14.1%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2048	$	5,000	$5,171,077
Series 2020-A 4.00%, 10/01/2035		2,000	1,952,293
Series 2021-A 4.00%, 10/01/2037		2,220	2,144,523
5.00%, 10/01/2036		2,250	2,424,885
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052		5,000	4,554,969
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Dulles Toll Road) Series 2010-B 6.50%, 10/01/2044		4,300	4,861,071
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031		1,145	1,256,762
5.00%, 07/01/2032		3,950	4,322,195
Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2021-A 4.00%, 07/15/2039		3,000	3,001,377

			29,689,152

Florida – 0.7%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027		400	400,873
5.25%, 10/01/2030		1,000	1,002,381

			1,403,254

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039		100	104,589
5.00%, 01/01/2048		100	102,210
5.00%, 01/01/2056		155	159,863

			366,662

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043		565	476,295
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040		1,095	1,079,822
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		1,630	1,704,859
Territory of Guam Series 2019 5.00%, 11/15/2031		230	234,412
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		1,370	1,210,370

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	$	1,500	$1,541,110

			6,246,868

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045		2,200	2,235,561

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036		85	87,602

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		500	66,560

New York – 0.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027		1,750	1,888,470

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037		560	532,933

Puerto Rico – 2.2%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		89	81,955
Zero Coupon, 07/01/2033		369	209,304
4.00%, 07/01/2033		103	96,171
4.00%, 07/01/2035		3	2,390
4.00%, 07/01/2037		2	1,999
4.00%, 07/01/2041		3	2,647
4.00%, 07/01/2046		103	87,230
5.25%, 07/01/2023		67	67,610
5.375%, 07/01/2025		203	209,583
5.625%, 07/01/2027		203	215,365
5.625%, 07/01/2029		3	3,386
5.75%, 07/01/2031		103	112,826
Series 2022-C Zero Coupon, 11/01/2043		20	10,380
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		235	237,888
Puerto Rico Highway & Transportation Authority Series 2005-L 5.25%, 07/01/2041		210	210,102
Series 2007-N 5.25%, 07/01/2034		190	192,801
5.25%, 07/01/2036		225	227,809

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$	615	$637,227
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038		275	247,668
4.00%, 07/01/2040		295	261,982
5.00%, 07/01/2034		110	119,234
5.00%, 07/01/2035		115	124,098
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		223	170,533
Series 2019-A 4.329%, 07/01/2040		180	174,738
5.00%, 07/01/2058		955	924,064

			4,628,990

South Carolina – 0.1%
South Carolina Public Service Authority Series 2022 4.00%, 12/01/2049		205	186,079

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		295	295,648

Texas – 1.0%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		520	527,218
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036(c) (d)		1,150	460,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043		1,000	1,027,808

			2,015,026

		Principal Amount (000)	U.S. $ Value

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	$	650	$661,935
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031		180	174,087
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)		100	85,413

			921,435

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024		1,000	1,022,433

Total Long-Term Municipal Bonds (cost $213,723,455)			201,550,325

Short-Term Municipal Notes – 2.9%
Virginia – 2.9%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 1.65%, 07/01/2052(e)		1,460	1,460,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 1.65%, 07/01/2042(e)		1,310	1,310,000
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 1.54%, 06/01/2034(e)		3,250	3,250,000

Total Short-Term Municipal Notes (cost $6,020,000)			6,020,000

Total Municipal Obligations (cost $219,743,455)			207,570,325

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
UMB Financial Corp. 10.00%, 01/01/2049(f) (g) (cost $151,165)		151	150,617

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(h) (i) (j) (cost $2,834,835)		2,834,835	2,834,835

U.S. $ Value

Total Investments – 100.0% (cost $222,729,455)(k)	$210,555,777
Other assets less liabilities – 0.0%	(3,005)

Net Assets – 100.0%	$210,552,772

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$147,770	$—	$147,770
USD	725	01/15/2025	2.585%	CPI#	Maturity	73,308	—	73,308
USD	725	01/15/2025	2.613%	CPI#	Maturity	72,514	—	72,514
USD	470	01/15/2025	4.028%	CPI#	Maturity	19,962	—	19,962
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(80,748)	—	(80,748)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(120,665)	(2,693)	(117,972)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(140,443)	—	(140,443)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(110,155)	—	(110,155)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	997,869	—	997,869
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	878,090	—	878,090
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(172,821)	—	(172,821)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	(30,524)	—	(30,524)
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(75,927)	—	(75,927)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	262,389	—	262,389
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	260,479	—	260,479
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	116,051	—	116,051
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	118,236	—	118,236
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	70,317	—	70,317
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(55,161)	—	(55,161)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(70,065)	—	(70,065)

						$2,160,476	$(2,693)	$2,163,169

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	17,000	01/15/2027	1 Day SOFR	2.393%	Annual	$(428,704)	$—	$(428,704)
USD	15,000	01/15/2028	1.468%	1 Day SOFR	Annual	1,122,321	—	1,122,321
USD	5,800	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	614,712	—	614,712
USD	7,500	01/15/2030	1 Day SOFR	1.982%	Annual	(460,511)	—	(460,511)
USD	4,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	589,709	—	589,709

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,700	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	$536,348	$—	$536,348
USD	3,600	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/ Quarterly	472,159	—	472,159
USD	2,700	04/15/2032	2.308%	1 Day SOFR	Annual	132,036	—	132,036
USD	1,650	02/15/2041	1 Day SOFR	1.770%	Annual	(261,755)	—	(261,755)
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(105,188)	—	(105,188)

						$2,211,127	$—	$2,211,127

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$267,064	$—	$267,064

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $6,825,909 or 3.2% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,782,946 and gross unrealized depreciation of investments was $(16,315,264), resulting in net unrealized depreciation of $(7,532,318).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$201,550,325	$—	$201,550,325
Short-Term Municipal Notes	—	6,020,000	—	6,020,000
Corporates - Non-Investment Grade	—	—	150,617	150,617
Short-Term Investments	2,834,835	—	—	2,834,835

Total Investments in Securities	2,834,835	207,570,325	150,617	210,555,777
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	3,016,985	—	3,016,985
Centrally Cleared Interest Rate Swaps	—	3,467,285	—	3,467,285
Interest Rate Swaps	—	267,064	—	267,064
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(856,509)	—	(856,509)
Centrally Cleared Interest Rate Swaps	—	(1,256,158)	—	(1,256,158)

Total	$2,834,835	$212,208,992	$150,617	$215,194,444

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,016	$10,957	$12,138	$2,835	$6